Tax Matters (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income from Continuing Operations Before Provision for Taxes on Income

The following table provides the components of Income from continuing operations before provision for taxes on income:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
United States	$(4,732)	$(2,210)	$(2,256)
International	16,812	14,514	11,727
Income from continuing operations before provision for taxes on income(a), (b)	$12,080	$12,304	$9,471

(a)
2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global over-the-counter rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower purchase accounting costs, lower acquisition-related costs, and lower charges related to cost-reduction and productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.

(b)
2011 v. 2010––The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, lower impairment charges, as well as increased revenues from biopharmaceutical products, such as the Prevnar/Prevenar family, Enbrel and Celebrex.

The following table provides the components of Provision for taxes on income based on the location of the taxing authorities:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
United States
Current income taxes:
Federal	$(752)	$1,349	$(2,790)
State and local	(44)	207	(323)
Deferred income taxes:
Federal	851	364	2,103
State and local	(328)	(240)	8
Total U.S. tax provision/(benefit)	(273)	1,680	(1,002)
International
Current income taxes	2,619	2,046	2,157
Deferred income taxes	216	183	(2)
Total international tax provision	2,835	2,229	2,155
Provision for taxes on income(a), (b), (c), (d)	$2,562	$3,909	$1,153

Schedule of Provision for Taxes on Income

The following table provides the components of Provision for taxes on income based on the location of the taxing authorities:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
United States
Current income taxes:
Federal	$(752)	$1,349	$(2,790)
State and local	(44)	207	(323)
Deferred income taxes:
Federal	851	364	2,103
State and local	(328)	(240)	8
Total U.S. tax provision/(benefit)	(273)	1,680	(1,002)
International
Current income taxes	2,619	2,046	2,157
Deferred income taxes	216	183	(2)
Total international tax provision	2,835	2,229	2,155
Provision for taxes on income(a), (b), (c), (d)	$2,562	$3,909	$1,153

(a) In 2012, the Provision for taxes on income was impacted by the following:

•
U.S. tax expense of approximately $2.2 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes);

•
U.S. tax benefits of approximately $1.1 billion, representing tax and interest, resulting from a multi-year settlement with the IRS with respect to audits of the Pfizer Inc. tax returns for the years 2006 through 2008, and international tax benefits of approximately $310 million, representing tax and interest, resulting from the resolution of certain tax positions pertaining to prior years with various foreign tax authorities, and from the expiration of certain statutes of limitations;

•	The non-deductibility of a $336 million fee payable to the federal government as a result of the U.S. Healthcare Legislation;

•	The non-deductibility of the $491 million legal charge associated with Rapamune litigation (see also Note 4. Other Deductions––Net); and

•	The expiration of the U.S. research and development tax credit on December 31, 2011.

(b) In 2011, the Provision for taxes on income was impacted by the following:

•
U.S. tax expense of approximately $2.1 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes);

•
International tax benefits of approximately $267 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities and from the expiration of certain statutes of limitations, and U.S. tax benefits of approximately $80 million, representing tax and interest, resulting from the settlement of certain audits with the IRS; and

•	The non-deductibility of a $248 million fee payable to the federal government as a result of the U.S. Healthcare Legislation.

(c) In 2010, the Provision for taxes on income was impacted by the following:

•
U.S. tax expense of approximately $2.5 billion as a result of providing U.S. deferred income taxes on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas (see Note 5C. Tax Matters: Deferred Taxes);

•
U.S. tax benefits of approximately $2.0 billion, representing tax and interest, resulting from a multi-year audit settlement with the IRS, and international tax benefits of approximately $460 million, representing tax and interest, resulting from the resolution of certain prior-period tax positions with various foreign tax authorities, and from the expiration of certain statutes of limitations; and

•
The write-off of approximately $270 million of deferred tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage, resulting from the provisions of the U.S. Healthcare Legislation enacted in March 2010 concerning the tax treatment of that subsidy effective for tax years beginning after December 31, 2012.

(d) In all years, federal, state and international net tax liabilities assumed or established as part of a business acquisition are not included in Provision for taxes on income (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations follows:
	Year Ended December 31,
	2012	2011	2010
U.S. statutory income tax rate	35.0%	35.0%	35.0%
Taxation of non-U.S. operations(a), (b), (c)	(3.0)	(3.1)	2.5
Tax settlements and resolution of certain tax positions(d)	(12.0)	(2.8)	(26.3)
U.S. Healthcare Legislation(d)	1.0	0.7	2.8
U.S. research and development tax credit and manufacturing deduction(d)	(0.3)	(0.9)	(2.3)
Certain legal settlements and charges(d)	1.4	—	0.4
Acquired IPR&D	—	—	0.5
Wyeth acquisition-related costs	—	—	0.5
Sales of biopharmaceutical companies	—	0.2	—
All other––net	(0.9)	2.7	(0.9)
Effective tax rate for income from continuing operations	21.2%	31.8%	12.2%

(a)
For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the United States, together with the cost of repatriation decisions, as well as changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions”. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year as tax rates outside the U.S. are generally lower than the U.S. statutory income tax rate, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A. Tax Matters: Taxes on Income from Continuing Operations for the components of pre-tax income and Provision for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision for taxes on income.

(b) In all periods presented, the reduction in the effective tax rate resulting from the jurisdictional location of earnings is largely due to generally lower tax rates as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico, Ireland and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Ireland, we benefited from an incentive tax rate effective through 2010 on income from manufacturing operations. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operations.

(c)
2010––The rate impact in 2010 also includes the adjustments to increase our uncertain tax positions based on tax positions taken during a prior period (see also the reconciliation of our gross unrecognized tax benefits for 2010 in Note 5D. Tax Matters: Tax Contingencies, where substantially all of the prior period increases relate to non-U.S. jurisdictions). Without this impact, the rate impact in 2010 would have been approximately a 2.1% reduction of the U.S. statutory income tax rate.

(d)
For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. research and development tax credit and the impact of certain legal settlements and charges, see Note 5A. Tax Matters: Taxes on Income from Continuing Operations. We received no benefit from the U.S. research and development tax credit in 2012 as the credit expired on December 31, 2011 and was not extended until January 2013.

Schedule of Tax Benefit on Other Comprehensive Income/(Loss)

Taxes on Items of Other Comprehensive Income/(Loss)

The following table provides the components of tax benefit on Other comprehensive loss:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Foreign currency translation adjustments(a)	$110	$(61)	$(165)
Unrealized holding gains/(losses) on derivative financial instruments	246	(207)	(342)
Reclassification adjustments for realized (gains)/losses	(98)	97	215
	148	(110)	(127)
Unrealized holding gains/(losses) on available-for-sale securities	20	(17)	(4)
Reclassification adjustments for realized (gains)/losses	1	—	(18)
	21	(17)	(22)
Benefit plans: Actuarial losses, net	(721)	(993)	(504)
Reclassification adjustments related to amortization	171	99	94
Reclassification adjustments related to curtailments and settlements, net	105	118	98
Other	15	29	82
	(430)	(747)	(230)
Benefit plans: Prior service credits and other	7	41	210
Reclassification adjustments related to amortization	(27)	(27)	(18)
Reclassification adjustments related to curtailments and settlements, net	(51)	(35)	(19)
Other	(3)	(3)	(4)
	(74)	(24)	169
Tax benefit on other comprehensive loss	$(225)	$(959)	$(375)

(a)	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.

Schedule of Deferred Tax Assets and Liabilities
.

The components of our deferred tax assets and liabilities, shown before jurisdictional netting, follow:
	2012 Deferred Tax		2011 Deferred Tax
(MILLIONS OF DOLLARS)	Assets	(Liabilities)	Assets	(Liabilities)
Prepaid/deferred items	$1,817	$(119)	$1,659	$(211)
Inventories	330	(198)	324	(52)
Intangible assets	1,649	(14,187)	1,713	(15,301)
Property, plant and equipment	508	(1,485)	226	(1,311)
Employee benefits	5,042	(391)	4,280	(524)
Restructurings and other charges	784	(334)	553	(95)
Legal and product liability reserves	1,888	—	1,812	—
Net operating loss/credit carryforwards	3,439	—	4,381	—
Unremitted earnings(c)	—	(16,042)	—	(11,699)
State and local tax adjustments	385	—	476	—
All other	1,259	(504)	1,105	(121)
	17,101	(33,260)	16,529	(29,314)
Valuation allowances	(1,102)	—	(1,201)	—
Total deferred taxes	$15,999	$(33,260)	$15,328	$(29,314)
Net deferred tax liability(a), (b)		$(17,261)		$(13,986)

(a)
2012 v. 2011––The net deferred tax liability position increased, reflecting an increase in noncurrent deferred tax liabilities related to unremitted earnings, as well as a decrease in deferred tax assets related to net operating loss and credit carryforwards, partially offset by the reduction in noncurrent deferred tax liabilities resulting from the amortization of identifiable intangible assets and the increase in deferred tax assets related to employee benefits.

(b)
In 2012, included in Taxes and other current assets ($3.6 billion), Taxes and other noncurrent assets ($700 million), Other current liabilities ($11 million) and Noncurrent deferred tax liabilities ($21.6 billion). In 2011, included in Taxes and other current assets ($4.0 billion), Taxes and other noncurrent assets ($1.2 billion), Other current liabilities ($350 million) and Noncurrent deferred tax liabilities ($18.9 billion).

(c)	See Note 5A. Tax Matters: Taxes on Income from Continuing Operations and Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.

Schedule of Unrecognized Tax Benefits Roll Forward

The reconciliation of the beginning and ending amounts of gross unrecognized tax benefits follows:
(MILLIONS OF DOLLARS)	2012	2011	2010
Balance, beginning	$(7,309)	$(6,759)	$(7,657)
Acquisitions(a)	—	(72)	(49)
Divestitures(b)	85	—	—
Increases based on tax positions taken during a prior period(c)	(139)	(502)	(513)
Decreases based on tax positions taken during a prior period(c), (d)	1,442	271	2,384
Decreases based on cash payments for a prior period	647	575	280
Increases based on tax positions taken during the current period(c)	(1,125)	(855)	(1,396)
Impact of foreign exchange	78	(89)	104
Other, net(c), (e)	6	122	88
Balance, ending(f)	$(6,315)	$(7,309)	$(6,759)

(a)	The amount in 2011 primarily relates to the acquisition of King. See also Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions.

(b)	Primarily relates to the sale of our Nutrition business. See also Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.

(c)	Primarily included in Provision for taxes on income.

(d)	Primarily related to effectively settling certain issues with the U.S. and foreign tax authorities. See also Note 5A. Tax Matters: Taxes on Income from Continuing Operations.

(e)	Includes decreases as a result of a lapse of applicable statutes of limitations.

(f)
In 2012, included in Income taxes payable ($36 million), Taxes and other current assets ($30 million), Taxes and other noncurrent assets ($169 million), Noncurrent deferred tax liabilities ($231 million) and Other taxes payable ($5.8 billion). In 2011, included in Income taxes payable ($357 million), Taxes and other current assets ($11 million), Taxes and other noncurrent assets ($225 million), Noncurrent deferred tax liabilities ($677 million) and Other taxes